Variable Interest Entities and Other Consolidation Matters (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entities and Other Consolidation Matters [Abstract]
Schedule of Consolidated Financial Statements

The following significant amounts of Zhongchao Shanghai and its subsidiaries are included in the accompanying consolidated financial statements as of December 31, 2024 and 2023, and for the years ended December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023
ASSETS
Cash and cash equivalents	$4,354,654	$5,443,562
Accounts receivable	4,682,320	2,552,738
Inventories	586,221	592,382
Other current assets	272,693	1,967,306
Investment in a limited partnership and an equity investee	1,089,960	1,145,404
Property and equipment, net	4,206,154	1,697,576
Right of use assets	89,020	796,653
Deferred tax assets	119,425	357,878
Other noncurrent assets	12,177	17,539
Total Assets	$15,412,624	$14,571,038

LIABILITIES
Advances from customers	$203,787	$838,838
Income tax payable	-	6,734
Operating lease liabilities, current and non-current	57,517	808,156
Due to Zhongchao Inc.*	483,800	564,652
Other current liabilities	1,276,732	1,593,106
Deferred tax liabilities	179,638	128,250
Total Liabilities	$2,201,474	$3,939,736

	For the years ended December 31,
	2024	2023	2022
Revenues	$15,864,773	$19,433,945	$14,151,516
Income (loss) from operations	$3,245,712	$(11,846,266)	$(1,716,154)
Net income (loss)	$2,902,555	$(10,780,772)	$(1,427,296)

*	The balances due from/to Zhongchao Inc. are eliminated on consolidation.